SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION
SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION
Pursuant to the indenture governing the 10.75% Senior Notes, certain 100% owned subsidiaries of the Company have fully and unconditionally guaranteed the notes on a joint and several basis.

Guarantees of the Senior Notes will be released under certain circumstances, including:

(1)
in the event of a sale or other disposition of all or substantially all of the assets of such Guarantor Subsidiary, by way of merger, consolidation or otherwise, a sale or other disposition of all of the Equity Interests of such Guarantor Subsidiary then held by the Issuers or any Restricted Subsidiary; provided, that the sale or other disposition does not violate the “Asset Sales” provisions of the Indenture;

(2)	if such Guarantor Subsidiary is designated as an Unrestricted Subsidiary in accordance with the provisions of the Indenture, upon effectiveness of such designation;

(3)	upon Legal Defeasance or Covenant Defeasance (as such terms are defined in the indenture) or upon satisfaction and discharge of the Indenture;

(4)	upon the liquidation or dissolution of such Guarantor Subsidiary, provided no event of default has occurred and is continuing; or

(5)
at such time as such Guarantor Subsidiary is no longer required to be a Guarantor Subsidiary of the Senior Notes as described in the Indenture, provided no event of default has occurred and is continuing.

The following tables present unaudited consolidating financial information for (i) the issuer of the notes (Westmoreland Coal Company), (ii) the co-issuer of the notes (Westmoreland Partners), (iii) the guarantors under the notes, and (iv) the entities that are not guarantors under the notes. The following tables are historical and present WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014. The effects of the changes to guarantors that took place on July 31, 2014 are presented below these tables with an explanatory paragraph.
CONSOLIDATING BALANCE SHEETS(1)
March 31, 2014
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$28,759	$4,043	$8,794	$20,304	$—	$61,900
Receivables:
Trade	—	12,456	22,857	29,402	—	64,715
Contractual third-party reclamation receivables	—	—	44	8,169	—	8,213
Intercompany receivable/payable	(2,263)	—	3,499	(33,946)	32,710	—
Other	273	208	244	681	(31)	1,375
	(1,990)	12,664	26,644	4,306	32,679	74,303
Inventories	—	1,845	15,133	18,469	—	35,447
Restricted investments and bond collateral	16,900	—	—	—	—	16,900
Other current assets	7,044	425	3,168	6,005	1	16,643
Total current assets	50,713	18,977	53,739	49,084	32,680	205,193
Property, plant and equipment:
Land and mineral rights	—	1,395	104,640	172,163	—	278,198
Plant and equipment	3,966	220,932	245,368	202,923	—	673,189
	3,966	222,327	350,008	375,086	—	951,387
Less accumulated depreciation, depletion and amortization	2,781	74,177	138,718	246,079	(1)	461,754
Net property, plant and equipment	1,185	148,150	211,290	129,007	1	489,633
Advanced coal royalties	—	—	3,000	4,263	—	7,263
Reclamation deposits	—	—	—	75,315	—	75,315
Restricted investments and bond collateral	469,385	—	36,615	17,483	—	523,483
Contractual third-party reclamation receivables	—	—	302	87,734	—	88,036
Intangible assets	—	871	—	228	—	1,099
Investment in subsidiaries	237,926	—	—	3,770	(241,696)	—
Other assets	15,563	—	569	4,493	(3,500)	17,125
Total assets	$774,772	$167,998	$305,515	$371,377	$(212,515)	$1,407,147
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING BALANCE SHEETS(1)
March 31, 2014
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$22,785	$—	$4,596	$21,205	$—	$48,586
Accounts payable and accrued expenses:
Trade	9,000	6,331	14,710	32,557	—	62,598
Production taxes	—	405	22,442	23,947	—	46,794
Workers’ compensation	712	—	—	—	—	712
Postretirement medical benefits	12,042	—	329	1,583	1	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,581	4,813	1,640	—	16,034
Asset retirement obligations	—	—	3,554	18,673	—	22,227
Other current liabilities	19,196	5,053	—	172	(31)	24,390
Total current liabilities	64,125	21,370	50,444	99,777	(30)	235,686
Long-term debt, less current installments	677,385	—	12,912	64,848	(3,500)	751,645
Workers’ compensation, less current portion	6,680	—	—	—	—	6,680
Excess of black lung benefit obligation over trust assets	9,376	—	—	—	—	9,376
Postretirement medical benefits, less current portion	185,447	—	50,472	35,356	—	271,275
Pension and SERP obligations, less current portion	12,921	98	9,494	1,011	—	23,524
Deferred revenue, less current portion	—	38,325	—	4,974	—	43,299
Asset retirement obligations, less current portion	—	909	51,300	206,827	—	259,036
Intangible liabilities	—	5,339	—	—	—	5,339
Other liabilities	6,440	—	—	1,063	—	7,503
Intercompany receivable/payable	18,613	—	(4,326)	5,633	(19,920)	—
Total liabilities	980,987	66,041	170,296	419,489	(23,450)	1,613,363
Shareholders’ deficit
Preferred stock	121	—	—	—	—	121
Common stock	37,155	5	110	132	(247)	37,155
Other paid-in capital	134,953	52,842	92,896	66,027	(211,766)	134,952
Accumulated other comprehensive loss	(63,369)	(162)	17,372	(13,937)	(3,273)	(63,369)
Accumulated earnings (deficit)	(315,075)	49,272	24,841	(100,334)	26,221	(315,075)
Total equity (deficit)	(206,215)	101,957	135,219	(48,112)	(189,065)	(206,216)
Total liabilities and shareholders’ deficit	$774,772	$167,998	$305,515	$371,377	$(212,515)	$1,407,147
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING BALANCE SHEETS(1)
December 31, 2013
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$25,326	$3,341	$7,942	$24,501	$—	$61,110
Receivables:
Trade	—	12,934	17,389	35,873	—	66,196
Contractual third-party reclamation receivables	—	—	44	8,443	—	8,487
Intercompany receivable/payable	(3,568)	—	4,384	(33,681)	32,865	—
Other	95	210	2,974	1,831	(24)	5,086
	(3,473)	13,144	24,791	12,466	32,841	79,769
Inventories	—	6,161	16,077	17,735	(1)	39,972
Deferred income taxes	—	—	870	—	(870)	—
Restricted investments and bond collateral	—	5,998	—	—	—	5,998
Other current assets	6,115	143	6,883	5,049	—	18,190
Total current assets	27,968	28,787	56,563	59,751	31,970	205,039
Property, plant and equipment:
Land and mineral rights	—	1,395	104,631	172,163	(1)	278,188
Plant and equipment	3,939	220,872	229,998	202,886	1	657,696
	3,939	222,267	334,629	375,049	—	935,884
Less accumulated depreciation, depletion and amortization	2,705	71,653	132,189	239,302	(1)	445,848
Net property, plant and equipment	1,234	150,614	202,440	135,747	1	490,036
Advanced coal royalties	—	—	3,000	4,311	—	7,311
Reclamation deposits	—	—	—	74,921	—	74,921
Restricted investments and bond collateral	15,134	—	36,619	17,482	—	69,235
Contractual third-party reclamation receivables	—	—	293	88,010	—	88,303
Intangible assets	—	1,283	—	238	(1)	1,520
Investment in subsidiaries	266,847	—	—	3,770	(270,617)	—
Other assets	8,636	—	586	3,098	(2,000)	10,320
Total assets	$319,819	$180,684	$299,501	$387,328	$(240,647)	$946,685
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.
CONSOLIDATING BALANCE SHEETS(1)
December 31, 2013
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$20,392	$—	$2,790	$21,161	$—	$44,343
Accounts payable and accrued expenses:
Trade	4,122	10,119	12,522	30,743	1	57,507
Production taxes	—	3	17,429	24,472	1	41,905
Workers’ compensation	717	—	—	—	—	717
Postretirement medical benefits	12,042	—	329	1,583	1	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,024	3,969	1,075	—	14,068
Asset retirement obligations	—	—	3,104	20,250	(1)	23,353
Other current liabilities	11,302	5,053	317	142	(24)	16,790
Total current liabilities	48,965	24,199	40,460	99,426	(22)	213,028
Long-term debt, less current installments	224,582	—	2,664	70,248	(2,000)	295,494
Workers’ compensation, less current portion	6,744	—	—	—	—	6,744
Excess of black lung benefit obligation over trust assets	8,675	—	—	—	—	8,675
Postretirement medical benefits, less current portion	185,858	—	49,418	35,098	—	270,374
Pension and SERP obligations, less current portion	13,069	99	9,381	1,627	—	24,176
Deferred revenue, less current portion	—	41,297	—	5,271	(1)	46,567
Asset retirement obligations, less current portion	—	892	50,472	205,147	—	256,511
Intangible liabilities	—	5,606	—	—	—	5,606
Other liabilities	5,939	—	6,220	1,450	(6,220)	7,389
Intercompany receivable/payable	13,866	—	525	6,434	(20,825)	—
Total liabilities	507,698	72,093	159,140	424,701	(29,068)	1,134,564
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	36,479	5	110	132	(247)	36,479
Other paid-in capital	134,861	52,835	94,370	64,401	(211,606)	134,861
Accumulated other comprehensive loss	(63,595)	(164)	17,492	(14,153)	(3,175)	(63,595)
Accumulated earnings (deficit)	(295,784)	55,915	28,389	(87,753)	3,449	(295,784)
Total equity (deficit)	(187,879)	108,591	140,361	(37,373)	(211,579)	(187,879)
Total liabilities and shareholders’ deficit	$319,819	$180,684	$299,501	$387,328	$(240,647)	$946,685
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.
CONSOLIDATING STATEMENTS OF OPERATIONS(1)
Three Months Ended March 31, 2014
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$22,012	$64,292	$93,898	$—	$180,202
Costs and expenses:
Cost of sales	—	16,454	50,558	71,618	—	138,630
Depreciation, depletion and amortization	76	2,524	6,269	7,190	—	16,059
Selling and administrative	3,746	894	2,994	5,697	—	13,331
Heritage health benefit expenses	3,326	—	—	218	—	3,544
Loss (gain) on sales of assets	—	—	(1)	39	—	38
Restructuring charges	—	397	—	—	—	397
Other operating income	—	—	150	—	—	150
	7,148	20,269	59,970	84,762	—	172,149
Operating income (loss)	(7,148)	1,743	4,322	9,136	—	8,053
Other income (expense):
Interest expense	(18,673)	(44)	(110)	(1,978)	7	(20,798)
Interest income	123	4	25	157	(7)	302
Loss on foreign exchange	(6,790)	—	—	—	—	(6,790)
Other income	1	—	55	37	—	93
	(25,339)	(40)	(30)	(1,784)	—	(27,193)
Income (loss) before income taxes and income of consolidated subsidiaries	(32,487)	1,703	4,292	7,352	—	(19,140)
Equity in income of subsidiaries	13,319	—	—	—	(13,319)	—
Income (loss) before income taxes	(19,168)	1,703	4,292	7,352	(13,319)	(19,140)
Income tax expense (benefit)	(138)	—	(1,511)	6,626	(5,087)	(110)
Net income (loss)	(19,030)	1,703	5,803	726	(8,232)	(19,030)
Less net loss attributable to noncontrolling interest	—	—	—	—	—	—
Net income (loss) attributable to the Parent company	$(19,030)	$1,703	$5,803	$726	$(8,232)	$(19,030)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF OPERATIONS(1)
Three Months Ended March 31, 2013
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$19,336	$50,687	$100,401	$(8,976)	$161,448
Costs and expenses:
Cost of sales	—	16,954	40,421	82,022	(8,976)	130,421
Depreciation, depletion and amortization	94	2,531	5,189	6,612	—	14,426
Selling and administrative	3,054	855	2,637	5,341	—	11,887
Heritage health benefit expenses	3,689	—	—	262	—	3,951
Gain on sales of assets	—	—	(133)	(101)	—	(234)
Other operating income	—	—	(4,737)	—	—	(4,737)
	6,837	20,340	43,377	94,136	(8,976)	155,714
Operating income (loss)	(6,837)	(1,004)	7,310	6,265	—	5,734
Other income (expense):
Interest expense	(7,584)	(10)	(74)	(2,500)	8	(10,160)
Interest income	30	10	44	221	(8)	297
Other income (loss)	—	—	92	(22)	—	70
	(7,554)	—	62	(2,301)	—	(9,793)
Income (loss) before income taxes and income of consolidated subsidiaries	(14,391)	(1,004)	7,372	3,964	—	(4,059)
Equity in income of subsidiaries	10,304	—	—	—	(10,304)	—
Income (loss) before income taxes	(4,087)	(1,004)	7,372	3,964	(10,304)	(4,059)
Income tax expense (benefit)	—	—	496	2,823	(3,291)	28
Net income (loss)	(4,087)	(1,004)	6,876	1,141	(7,013)	(4,087)
Less net loss attributable to noncontrolling interest	(1,702)	—	—	—	—	(1,702)
Net income (loss) attributable to the Parent company	$(2,385)	$(1,004)	$6,876	$1,141	$(7,013)	$(2,385)

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)(1)
Three Months Ended March 31, 2014
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$(19,030)	$1,703	$5,803	$726	$(8,232)	$(19,030)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	359	2	—	128	(130)	359
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	—	(119)	88	31	5
Tax effect of other comprehensive income gains	(138)	—	—	—	—	(138)
Other comprehensive income (loss)	226	2	(119)	216	(99)	226
Comprehensive income (loss) attributable to the Parent company	$(18,804)	$1,705	$5,684	$942	$(8,331)	$(18,804)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)(1)
Three Months Ended March 31, 2013
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$(4,087)	$(1,004)	$6,876	$1,141	$(7,013)	$(4,087)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	741	6	—	193	(199)	741
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	1,001	—	—	213	(213)	1,001
Other comprehensive income (loss)	1,742	6	—	406	(412)	1,742
Comprehensive income (loss) attributable to the Parent company	$(2,345)	$(998)	$6,876	$1,547	$(7,425)	$(2,345)

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF CASH FLOWS(1)
Three Months Ended March 31, 2014
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(19,030)	$1,703	$5,803	$726	$(8,232)	$(19,030)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(13,319)	—	—	—	13,319	—
Depreciation, depletion, and amortization	76	2,524	6,269	7,190	—	16,059
Accretion of asset retirement obligation and receivable	—	18	1,278	2,183	—	3,479
Non-cash tax benefits	(138)	—	—	—	—	(138)
Amortization of intangible assets and liabilities, net	—	146	—	7	—	153
Share-based compensation	569	7	37	115	—	728
Loss (gain) on sales of assets	—	—	(1)	39	—	38
Amortization of deferred financing costs	149	—	—	122	—	271
Loss on foreign exchange	6,790	—	—	—	—	6,790
Changes in operating assets and liabilities:
Receivables, net	(178)	480	(2,738)	6,104	1,534	5,202
Inventories	—	4,316	944	(735)	—	4,525
Excess of black lung benefit obligation over trust assets	701	—	—	—	—	701
Accounts payable and accrued expenses	5,670	(3,386)	7,356	1,327	(8)	10,959
Deferred revenue	—	(2,415)	844	269	—	(1,302)
Income tax payable	—	—	—	28	—	28
Accrual for workers’ compensation	(69)	—	—	—	—	(69)
Asset retirement obligations	—	—	(9)	(1,343)	—	(1,352)
Accrual for postretirement medical benefits	(374)	—	935	345	—	906
Pension and SERP obligations	83	1	113	(490)	—	(293)
Other assets and liabilities	(183)	(309)	(1,616)	(2,880)	6,981	1,993
Distributions received from subsidiaries	42,500	—	—	—	(42,500)	—
Net cash provided by (used in) operating activities	23,247	3,085	19,215	13,007	(28,906)	29,648
Cash flows from investing activities:
Additions to property, plant and equipment	38	(35)	(2,609)	(444)	—	(3,050)
Change in restricted investments and bond collateral and reclamation deposits	(471,151)	5,998	4	(395)	—	(465,544)

Receivable from customer for property and equipment purchases	—	—	—	(10)	—	(10)
Other	—	—	—	(60)	—	(60)
Net cash provided by (used in) investing activities	(471,113)	5,963	(2,605)	(909)	—	(468,664)
Cash flows from financing activities:
Change in book overdrafts	—	—	(317)	2	—	(315)
Borrowings from long-term debt	454,219	—	—	—	—	454,219
Repayments of long-term debt	—	—	(875)	(5,364)	—	(6,239)
Debt issuance costs and other refinancing costs	(7,598)	—	—	—	—	(7,598)
Dividends/distributions	(261)	(8,500)	(18,000)	(16,000)	42,500	(261)
Transactions with Parent/affiliates	4,939	154	3,434	5,067	(13,594)	—
Net cash provided by (used in) financing activities	451,299	(8,346)	(15,758)	(16,295)	28,906	439,806
Net increase (decrease) in cash and cash equivalents	3,433	702	852	(4,197)	—	790
Cash and cash equivalents, beginning of period	25,326	3,341	7,942	24,501	—	61,110
Cash and cash equivalents, end of period	$28,759	$4,043	$8,794	$20,304	$—	$61,900
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF CASH FLOWS(1)
Three Months Ended March 31, 2013
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(4,087)	$(1,004)	$6,876	$1,141	$(7,013)	$(4,087)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(10,304)	—	—	—	10,304	—
Depreciation, depletion, and amortization	94	2,531	5,189	6,612	—	14,426
Accretion of asset retirement obligation and receivable	—	16	1,050	2,114	—	3,180
Amortization of intangible assets and liabilities, net	—	156	—	8	—	164
Share-based compensation	682	10	681	1,013	—	2,386
Gain on sales of assets	—	—	(133)	(101)	—	(234)
Amortization of deferred financing costs	771	—	13	149	—	933
Loss on sales of investment securities	—	—	7	—	—	7
Changes in operating assets and liabilities:
Receivables, net	49	2,885	(2,467)	(3,355)	3,008	120
Inventories	—	(2,181)	(753)	247	—	(2,687)
Excess of black lung benefit obligation over trust assets	83	—	—	—	—	83
Accounts payable and accrued expenses	(8,202)	5,960	(10)	6,979	(1,482)	3,245
Deferred revenue	—	(1,927)	1,703	384	—	160
Income tax payable	—	—	(1,679)	1,706	—	27
Accrual for workers’ compensation	(191)	—	—	—	—	(191)
Asset retirement obligations	—	—	(190)	(3,017)	—	(3,207)
Accrual for postretirement medical benefits	(100)	—	1,478	607	—	1,985
Pension and SERP obligations	320	4	177	241	—	742
Other assets and liabilities	(187)	465	(195)	4,081	—	4,164
Distributions received from subsidiaries	19,600	—	—	—	(19,600)	—
Net cash provided by (used in) operating activities	(1,472)	6,915	11,747	18,809	(14,783)	21,216
Cash flows from investing activities:
Additions to property, plant and equipment	(157)	(134)	(4,224)	(786)	—	(5,301)
Change in restricted investments and bond collateral and reclamation deposits	(398)	(3)	(151)	(5,883)	—	(6,435)
Net proceeds from sales of assets	—	—	309	132	—	441
Proceeds from the sale of investments	—	—	120	5,499	—	5,619

Receivable from customer for property and equipment purchases	—	—	—	(49)	—	(49)
Net cash provided by (used in) investing activities	(555)	(137)	(3,946)	(1,087)	—	(5,725)
Cash flows from financing activities:
Change in book overdrafts	—	—	(7)	827	—	820
Repayments of long-term debt	—	—	(713)	(5,860)	—	(6,573)
Borrowings on revolving lines of credit	—	—	—	6,000	—	6,000
Repayments on revolving lines of credit	—	—	—	(6,000)	—	(6,000)
Debt issuance costs and other refinancing costs	—	—	—	(156)	—	(156)
Dividends/distributions	(340)	(6,500)	(8,000)	(5,100)	19,600	(340)
Transactions with Parent/affiliates	(22,106)	(16)	2,255	4,076	15,791	—
Net cash provided by (used in) financing activities	(22,446)	(6,516)	(6,465)	(6,213)	35,391	(6,249)
Net increase (decrease) in cash and cash equivalents	(24,473)	262	1,336	11,509	20,608	9,242
Cash and cash equivalents, beginning of period	14,836	4,545	5,362	6,867	—	31,610
Cash and cash equivalents, end of period	$(9,637)	$4,807	$6,698	$18,376	$20,608	$40,852
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

On July 31, 2014, WML and WML’s four subsidiaries entered into the Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”) to the existing indenture dated as of February 4, 2011, as amended and supplemented (the “Indenture”) among the Company and Westmoreland Partners, as co-issuers (together, the “Co-Issuers”), the guarantors named therein (the “Existing Guarantors”), Wells Fargo Bank, National Association, as trustee, and Wells Fargo Bank, National Association, as note collateral agent, which governs the 10.75% Senior Notes. Pursuant to the Fifth Supplemental Indenture, WML and its subsidiaries (the “New Guarantors”) each became restricted subsidiaries that are subject to the terms and conditions of the Indenture and agreed to guarantee the 10.75% Senior Notes on the same terms and conditions as the other Existing Guarantors. In connection with their entering into the Fifth Supplemental Indenture, the New Guarantors also entered into a Pledge and Security Agreement Supplement by which they secured their obligations under their guarantees and the obligations of the Company and the Co-Issuers under the Indenture.
The following tables present revised unaudited consolidating financial information to reflect WML and its subsidiaries as additional subsidiary guarantors of the 10.75% Senior Notes resulting from the Fifth Supplemental Indenture.

CONSOLIDATING BALANCE SHEETS
March 31, 2014
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$28,759	$4,043	$27,267	$1,831	$—	$61,900
Receivables:
Trade	—	12,456	52,259	—	—	64,715
Contractual third-party reclamation receivables	—	—	8,213	—	—	8,213
Intercompany receivable/payable	(15,366)	—	1,729	(19,073)	32,710	—
Other	567	208	589	42	(31)	1,375
	(14,799)	12,664	62,790	(19,031)	32,679	74,303
Inventories	—	1,845	33,602	—	—	35,447
Restricted investments and bond collateral	16,900	—	—	—	—	16,900
Other current assets	7,073	425	8,723	421	1	16,643
Total current assets	37,933	18,977	132,382	(16,779)	32,680	205,193
Property, plant and equipment:
Land and mineral rights	—	1,395	276,803	—	—	278,198
Plant and equipment	4,000	220,932	448,257	—	—	673,189
	4,000	222,327	725,060	—	—	951,387
Less accumulated depreciation, depletion and amortization	2,784	74,177	384,794	—	(1)	461,754
Net property, plant and equipment	1,216	148,150	340,266	—	1	489,633
Advanced coal royalties	—	—	7,263	—	—	7,263
Reclamation deposits	—	—	75,315	—	—	75,315
Restricted investments and bond collateral	469,385	—	54,098	—	—	523,483
Contractual third-party reclamation receivables	—	—	88,036	—	—	88,036
Intangible assets	—	871	228	—	—	1,099
Investment in subsidiaries	252,832	—	—	3,770	(256,602)	—
Other assets	15,563	—	1,562	3,500	(3,500)	17,125
Total assets	$776,929	$167,998	$699,150	$(9,509)	$(227,421)	$1,407,147
CONSOLIDATING BALANCE SHEETS
March 31, 2014
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$22,785	$—	$25,801	$—	$—	$48,586
Accounts payable and accrued expenses:
Trade	11,003	6,331	44,577	688	(1)	62,598
Production taxes	—	405	43,732	2,657	—	46,794
Workers’ compensation	712	—	—	—	—	712
Postretirement medical benefits	12,042	—	773	1,139	1	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,581	6,453	—	—	16,034
Asset retirement obligations	—	—	22,227	—	—	22,227
Other current liabilities	19,196	5,053	172	—	(31)	24,390
Total current liabilities	66,128	21,370	143,735	4,484	(31)	235,686
Long-term debt, less current installments	677,385	—	77,760	—	(3,500)	751,645
Workers’ compensation, less current portion	6,680	—	—	—	—	6,680
Excess of black lung benefit obligation over trust assets	9,376	—	—	—	—	9,376
Postretirement medical benefits, less current portion	185,447	—	67,724	18,104	—	271,275
Pension and SERP obligations, less current portion	12,921	98	10,264	241	—	23,524
Deferred revenue, less current portion	—	38,325	4,974	—	—	43,299
Asset retirement obligations, less current portion	—	909	258,127	—	—	259,036
Intangible liabilities	—	5,339	—	—	—	5,339
Other liabilities	6,440	—	467	596	—	7,503
Intercompany receivable/payable	18,768	—	(13,502)	14,654	(19,920)	—
Total liabilities	983,145	66,041	549,549	38,079	(23,451)	1,613,363
Shareholders’ deficit
Preferred stock	121	—	—	—	—	121
Common stock	37,155	5	110	132	(247)	37,155
Other paid-in capital	134,953	52,842	158,051	(124)	(210,770)	134,952
Accumulated other comprehensive loss	(63,369)	(162)	6,512	(3,077)	(3,273)	(63,369)
Accumulated earnings (deficit)	(315,076)	49,272	(15,072)	(44,519)	10,320	(315,075)
Total equity (deficit)	(206,216)	101,957	149,601	(47,588)	(203,970)	(206,216)
Total liabilities and shareholders’ deficit	$776,929	$167,998	$699,150	$(9,509)	$(227,421)	$1,407,147
CONSOLIDATING BALANCE SHEETS
December 31, 2013
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$25,326	$3,341	$27,451	$4,992	$—	$61,110
Receivables:
Trade	—	12,934	46,985	6,277	—	66,196
Contractual third-party reclamation receivables	—	—	8,487	—	—	8,487
Intercompany receivable/payable	(16,273)	—	2,761	(19,353)	32,865	—
Other	1,616	210	3,256	28	(24)	5,086
	(14,657)	13,144	61,489	(13,048)	32,841	79,769
Inventories	—	6,161	33,811	—	—	39,972
Deferred income taxes	—	—	870	—	(870)	—
Restricted investments and bond collateral	—	5,998	—	—	—	5,998
Other current assets	6,144	143	11,069	834	—	18,190
Total current assets	16,813	28,787	134,690	(7,222)	31,971	205,039
Property, plant and equipment:
Land and mineral rights	—	1,395	276,793	—	—	278,188
Plant and equipment	3,973	220,872	432,851	—	—	657,696
	3,973	222,267	709,644	—	—	935,884
Less accumulated depreciation, depletion and amortization	2,707	71,653	371,488	—	—	445,848
Net property, plant and equipment	1,266	150,614	338,156	—	—	490,036
Advanced coal royalties	—	—	7,311	—	—	7,311
Reclamation deposits	—	—	74,921	—	—	74,921
Restricted investments and bond collateral	15,134	—	54,101	—	—	69,235
Contractual third-party reclamation receivables	—	—	88,303	—	—	88,303
Intangible assets	—	1,283	237	—	—	1,520
Investment in subsidiaries	280,843	—	—	3,770	(284,613)	—
Other assets	8,636	—	1,683	2,000	(1,999)	10,320
Total assets	$322,692	$180,684	$699,402	$(1,452)	$(254,641)	$946,685
CONSOLIDATING BALANCE SHEETS
December 31, 2013
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$20,392	$—	$23,951	$—	$—	$44,343
Accounts payable and accrued expenses:
Trade	6,840	10,119	38,061	2,487	—	57,507
Production taxes	—	3	36,522	5,380	—	41,905
Workers’ compensation	717	—	—	—	—	717
Postretirement medical benefits	12,042	—	774	1,139	—	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,024	5,044	—	—	14,068
Asset retirement obligations	—	—	23,353	—	—	23,353
Other current liabilities	11,302	5,053	457	—	(22)	16,790
Total current liabilities	51,683	24,199	128,162	9,006	(22)	213,028
Long-term debt, less current installments	224,582	—	72,912	—	(2,000)	295,494
Workers’ compensation, less current portion	6,744	—	—	—	—	6,744
Excess of black lung benefit obligation over trust assets	8,675	—	—	—	—	8,675
Postretirement medical benefits, less current portion	185,858	—	66,439	18,077	—	270,374
Pension and SERP obligations, less current portion	13,069	99	10,765	243	—	24,176
Deferred revenue, less current portion	—	41,297	5,270	—	—	46,567
Asset retirement obligations, less current portion	—	892	255,619	—	—	256,511
Intangible liabilities	—	5,606	—	—	—	5,606
Other liabilities	5,939	—	6,687	983	(6,220)	7,389
Intercompany receivable/payable	14,021	—	(7,851)	14,654	(20,824)	—
Total liabilities	510,571	72,093	538,003	42,963	(29,066)	1,134,564
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	36,479	5	110	132	(247)	36,479
Other paid-in capital	134,861	52,835	157,984	(124)	(210,695)	134,861
Accumulated other comprehensive loss	(63,595)	(164)	6,425	(3,086)	(3,175)	(63,595)
Accumulated earnings (deficit)	(295,784)	55,915	(3,120)	(41,337)	(11,458)	(295,784)
Total equity (deficit)	(187,879)	108,591	161,399	(44,415)	(225,575)	(187,879)
Total liabilities and shareholders’ deficit	$322,692	$180,684	$699,402	$(1,452)	$(254,641)	$946,685
CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2014
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$22,012	$158,197	$(7)	$—	$180,202
Costs and expenses:
Cost of sales	(224)	16,454	122,345	55	—	138,630
Depreciation, depletion and amortization	77	2,524	13,458	—	—	16,059
Selling and administrative	4,965	894	7,862	(390)	—	13,331
Heritage health benefit expenses	3,326	—	—	218	—	3,544
Loss (gain) on sales of assets	—	—	38	—	—	38
Restructuring charges	—	397	—	—	—	397
Other operating income	—	—	150	—	—	150
	8,144	20,269	143,853	(117)	—	172,149
Operating income (loss)	(8,144)	1,743	14,344	110	—	8,053
Other income (expense):
Interest expense	(18,673)	(44)	(2,088)	—	7	(20,798)
Interest income	123	4	175	7	(7)	302
Loss on foreign exchange	(6,790)	—	—	—	—	(6,790)
Other income	1	—	93	(1)	—	93
	(25,339)	(40)	(1,820)	6	—	(27,193)
Income (loss) before income taxes and income of consolidated subsidiaries	(33,483)	1,703	12,524	116	—	(19,140)
Equity in income of subsidiaries	14,315	—	—	—	(14,315)	—
Income (loss) before income taxes	(19,168)	1,703	12,524	116	(14,315)	(19,140)
Income tax expense (benefit)	(138)	—	5,115	—	(5,087)	(110)
Net income (loss)	(19,030)	1,703	7,409	116	(9,228)	(19,030)
Less net loss attributable to noncontrolling interest	—	—	—	—	—	—
Net income (loss) attributable to the Parent company	$(19,030)	$1,703	$7,409	$116	$(9,228)	$(19,030)
CONSOLIDATING STATEMENTS OF OPERATIONS
Three Months Ended March 31, 2013
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$19,336	$139,738	$11,350	$(8,976)	$161,448
Costs and expenses:
Cost of sales	(398)	16,954	109,777	13,064	(8,976)	130,421
Depreciation, depletion and amortization	94	2,531	11,801	—	—	14,426
Selling and administrative	3,949	855	7,448	(365)	—	11,887
Heritage health benefit expenses	3,689	—	—	262	—	3,951
Gain on sales of assets	—	—	(234)	—	—	(234)
Other operating income	—	—	(4,737)	—	—	(4,737)
	7,334	20,340	124,055	12,961	(8,976)	155,714
Operating income (loss)	(7,334)	(1,004)	15,683	(1,611)	—	5,734
Other income (expense):
Interest expense	(7,584)	(10)	(2,569)	(5)	8	(10,160)
Interest income	30	10	261	4	(8)	297
Other income (loss)	—	—	70	—	—	70
	(7,554)	—	(2,238)	(1)	—	(9,793)
Income (loss) before income taxes and income of consolidated subsidiaries	(14,888)	(1,004)	13,445	(1,612)	—	(4,059)
Equity in income of subsidiaries	10,801	—	—	—	(10,801)	—
Income (loss) before income taxes	(4,087)	(1,004)	13,445	(1,612)	(10,801)	(4,059)
Income tax expense (benefit)	—	—	3,319	—	(3,291)	28
Net income (loss)	(4,087)	(1,004)	10,126	(1,612)	(7,510)	(4,087)
Less net loss attributable to noncontrolling interest	(1,702)	—	—	—	—	(1,702)
Net income (loss) attributable to the Parent company	$(2,385)	$(1,004)	$10,126	$(1,612)	$(7,510)	$(2,385)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Three Months Ended March 31, 2014
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$(19,030)	$1,703	$7,409	$116	$(9,228)	$(19,030)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	359	2	122	6	(130)	359
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	5	—	(36)	5	31	5
Tax effect of other comprehensive income gains	(138)	—	—	—	—	(138)
Other comprehensive income (loss)	226	2	86	11	(99)	226
Comprehensive income (loss) attributable to the Parent company	$(18,804)	$1,705	$7,495	$127	$(9,327)	$(18,804)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Three Months Ended March 31, 2013
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$(4,087)	$(1,004)	$10,126	$(1,612)	$(7,510)	$(4,087)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	741	6	180	13	(199)	741
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	1,001	—	144	69	(213)	1,001
Other comprehensive income (loss)	1,742	6	324	82	(412)	1,742
Comprehensive income (loss) attributable to the Parent company	$(2,345)	$(998)	$10,450	$(1,530)	$(7,922)	$(2,345)

CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2014
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(19,030)	$1,703	$7,409	$116	$(9,228)	$(19,030)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(14,315)	—	—	—	14,315	—
Depreciation, depletion, and amortization	77	2,524	13,458	—	—	16,059
Accretion of asset retirement obligation and receivable	—	18	3,461	—	—	3,479
Non-cash tax benefits	(138)	—	—	—	—	(138)
Amortization of intangible assets and liabilities, net	—	146	7	—	—	153
Share-based compensation	569	7	66	86	—	728
Loss (gain) on sales of assets	—	—	36	2	—	38
Amortization of deferred financing costs	149	—	105	17	—	271
Loss on foreign exchange	6,790	—	—	—	—	6,790
Changes in operating assets and liabilities:
Receivables, net	1,049	480	(2,597)	4,736	1,534	5,202
Inventories	—	4,316	209	—	—	4,525
Excess of black lung benefit obligation over trust assets	701	—	—	—	—	701
Accounts payable and accrued expenses	4,955	(3,386)	13,923	(4,522)	(11)	10,959
Deferred revenue	—	(2,415)	1,113	—	—	(1,302)
Income tax payable	—	—	28	—	—	28
Accrual for workers’ compensation	(69)	—	—	—	—	(69)
Asset retirement obligations	—	—	(1,352)	—	—	(1,352)
Accrual for postretirement medical benefits	(374)	—	1,248	32	—	906
Pension and SERP obligations	83	1	(379)	2	—	(293)
Other assets and liabilities	(183)	(309)	(2,880)	(1,621)	6,986	1,993
Distributions received from subsidiaries	42,500	—	—	—	(42,500)	—
Net cash provided by (used in) operating activities	22,764	3,085	33,855	(1,152)	(28,904)	29,648
Cash flows from investing activities:
Additions to property, plant and equipment	38	(35)	(3,053)	—	—	(3,050)
Change in restricted investments and bond collateral and reclamation deposits	(471,151)	5,998	(391)	—	—	(465,544)

Receivable from customer for property and equipment purchases	—	—	(10)	—	—	(10)
Other	—	—	(60)	—	—	(60)
Net cash provided by (used in) investing activities	(471,113)	5,963	(3,514)	—	—	(468,664)
Cash flows from financing activities:
Change in book overdrafts	—	—	(315)	—	—	(315)
Borrowings from long-term debt	454,219	—	—	—	—	454,219
Repayments of long-term debt	—	—	(6,232)	(7)	—	(6,239)
Debt issuance costs and other refinancing costs	(7,598)	—	—	—	—	(7,598)
Dividends/distributions	(261)	(8,500)	(34,000)	—	42,500	(261)
Transactions with Parent/affiliates	5,422	154	10,022	(2,002)	(13,596)	—
Net cash provided by (used in) financing activities	451,782	(8,346)	(30,525)	(2,009)	28,904	439,806
Net increase (decrease) in cash and cash equivalents	3,433	702	(184)	(3,161)	—	790
Cash and cash equivalents, beginning of period	25,326	3,341	27,451	4,992	—	61,110
Cash and cash equivalents, end of period	$28,759	$4,043	$27,267	$1,831	$—	$61,900
CONSOLIDATING STATEMENTS OF CASH FLOWS
Three Months Ended March 31, 2013
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(4,087)	$(1,004)	$10,126	$(1,612)	$(7,510)	$(4,087)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(10,801)	—	—	—	10,801	—
Depreciation, depletion, and amortization	94	2,531	11,801	—	—	14,426
Accretion of asset retirement obligation and receivable	—	16	3,164	—	—	3,180
Amortization of intangible assets and liabilities, net	—	156	8	—	—	164
Share-based compensation	796	10	1,581	(1)	—	2,386
Gain on sales of assets	—	—	(234)	—	—	(234)
Amortization of deferred financing costs	771	—	163	(1)	—	933
Loss on sales of investment securities	—	—	7	—	—	7
Changes in operating assets and liabilities:
Receivables, net	205	2,885	(3,837)	(2,141)	3,008	120
Inventories	—	(2,181)	(507)	1	—	(2,687)
Excess of black lung benefit obligation over trust assets	83	—	—	—	—	83
Accounts payable and accrued expenses	(8,388)	5,959	5,524	1,630	(1,480)	3,245
Deferred revenue	—	(1,927)	2,087	—	—	160
Income tax payable	—	—	27	—	—	27
Accrual for workers’ compensation	(191)	—	—	—	—	(191)
Asset retirement obligations	—	—	(3,206)	(1)	—	(3,207)
Accrual for postretirement medical benefits	(100)	—	1,941	144	—	1,985
Pension and SERP obligations	320	4	400	18	—	742
Other assets and liabilities	(187)	465	3,650	236	—	4,164
Distributions received from subsidiaries	19,600	—	—	—	(19,600)	—
Net cash provided by (used in) operating activities	(1,885)	6,914	32,695	(1,727)	(14,781)	21,216
Cash flows from investing activities:
Additions to property, plant and equipment	(183)	(134)	(4,988)	4	—	(5,301)
Change in restricted investments and bond collateral and reclamation deposits	(398)	(3)	(6,033)	(1)	—	(6,435)
Net proceeds from sales of assets	—	—	441	—	—	441
Proceeds from the sale of investments	—	—	5,619	—	—	5,619

Receivable from customer for property and equipment purchases	—	—	(49)	—	—	(49)
Net cash provided by (used in) investing activities	(581)	(137)	(5,010)	3	—	(5,725)
Cash flows from financing activities:
Change in book overdrafts	—	—	820	—	—	820
Repayments of long-term debt	—	—	(6,565)	(8)	—	(6,573)
Borrowings on revolving lines of credit	—	—	6,000	—	—	6,000
Repayments on revolving lines of credit	—	—	(6,000)	—	—	(6,000)
Debt issuance costs and other refinancing costs	—	—	(156)	—	—	(156)
Dividends/distributions	(340)	(6,500)	(13,100)	—	19,600	(340)
Transactions with Parent/affiliates	(1,059)	(15)	4,212	1,681	(4,819)	—
Net cash provided by (used in) financing activities	(1,399)	(6,515)	(14,789)	1,673	14,781	(6,249)
Net increase (decrease) in cash and cash equivalents	(3,865)	262	12,896	(51)	—	9,242
Cash and cash equivalents, beginning of period	14,836	4,545	10,236	1,993	—	31,610
Cash and cash equivalents, end of period	$10,971	$4,807	$23,132	$1,942	$—	$40,852

18.	SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION
Pursuant to the indenture governing the 10.75% Senior Notes, certain 100% owned subsidiaries of the Company have fully and unconditionally guaranteed the notes on a joint and several basis.
Guarantees of the Senior Notes will be released under certain circumstances, including:

(1)
in the event of a sale or other disposition of all or substantially all of the assets of such Guarantor Subsidiary, by way of merger, consolidation or otherwise, a sale or other disposition of all of the Equity Interests of such Guarantor Subsidiary then held by the Issuers or any Restricted Subsidiary; provided, that the sale or other disposition does not violate the “Asset Sales” provisions of the Indenture;

(2)	if such Guarantor Subsidiary is designated as an Unrestricted Subsidiary in accordance with the provisions of the Indenture, upon effectiveness of such designation;

(3)	upon Legal Defeasance or Covenant Defeasance (as such terms are defined in the indenture) or upon satisfaction and discharge of the Indenture;

(4)	upon the liquidation or dissolution of such Guarantor Subsidiary, provided no event of default has occurred and is continuing; or

(5)
at such time as such Guarantor Subsidiary is no longer required to be a Guarantor Subsidiary of the Senior Notes as described in the Indenture, provided no event of default has occurred and is continuing.

The following tables present unaudited consolidating financial information for (i) the issuer of the notes (Westmoreland Coal Company), (ii) the co-issuer of the notes (Westmoreland Partners), (iii) the guarantors under the notes, and (iv) the entities that are not guarantors under the notes.
Certain amounts in prior periods have been reclassified to conform with the presentation of 2013. These reclassifications affected only the statements of cash flows. The following tables are historical and present WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014. The effects of the changes to guarantors that took place on July 31, 2014 are presented below these tables with an explanatory paragraph.

CONSOLIDATING BALANCE SHEETS (1)
December 31, 2013
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$25,326	$3,341	$7,942	$24,501	$—	$61,110
Receivables:
Trade	—	12,934	17,389	35,873	—	66,196
Contractual third-party reclamation receivables	—	—	44	8,443	—	8,487
Intercompany receivable/payable	(3,568)	—	4,384	(33,681)	32,865	—
Other	95	210	2,974	1,831	(24)	5,086
	(3,473)	13,144	24,791	12,466	32,841	79,769
Inventories	—	6,161	16,077	17,735	(1)	39,972
Deferred income taxes	—	—	870	—	(870)	—
Restricted investments and bond collateral	—	5,998	—	—	—	5,998
Other current assets	6,115	143	6,883	5,049	—	18,190
Total current assets	27,968	28,787	56,563	59,751	31,970	205,039
Property, plant and equipment:
Land and mineral rights	—	1,395	104,631	172,163	(1)	278,188
Plant and equipment	3,939	220,872	229,998	202,886	1	657,696
	3,939	222,267	334,629	375,049	—	935,884
Less accumulated depreciation, depletion and amortization	2,705	71,653	132,189	239,302	(1)	445,848
Net property, plant and equipment	1,234	150,614	202,440	135,747	1	490,036
Advanced coal royalties	—	—	3,000	4,311	—	7,311
Reclamation deposits	—	—	—	74,921	—	74,921
Restricted investments and bond collateral	15,134	—	36,619	17,482	—	69,235
Contractual third-party reclamation receivables	—	—	293	88,010	—	88,303
Intangible assets	—	1,283	—	238	(1)	1,520
Investment in subsidiaries	266,847	—	—	3,770	(270,617)	—
Other assets	8,636	—	586	3,098	(2,000)	10,320
Total assets	$319,819	$180,684	$299,501	$387,328	$(240,647)	$946,685
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.
CONSOLIDATING BALANCE SHEETS (1)
December 31, 2013
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$20,392	$—	$2,790	$21,161	$—	$44,343
Accounts payable and accrued expenses:
Trade	4,122	10,119	12,522	30,743	1	57,507
Production taxes	—	3	17,429	24,472	1	41,905
Workers’ compensation	717	—	—	—	—	717
Postretirement medical benefits	12,042	—	329	1,583	1	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,024	3,969	1,075	—	14,068
Asset retirement obligations	—	—	3,104	20,250	(1)	23,353
Other current liabilities	11,302	5,053	317	142	(24)	16,790
Total current liabilities	48,965	24,199	40,460	99,426	(22)	213,028
Long-term debt, less current installments	224,582	—	2,664	70,248	(2,000)	295,494
Workers’ compensation, less current portion	6,744	—	—	—	—	6,744
Excess of black lung benefit obligation over trust assets	8,675	—	—	—	—	8,675
Postretirement medical benefits, less current portion	185,858	—	49,418	35,098	—	270,374
Pension and SERP obligations, less current portion	13,069	99	9,381	1,627	—	24,176
Deferred revenue, less current portion	—	41,297	—	5,271	(1)	46,567
Asset retirement obligations, less current portion	—	892	50,472	205,147	—	256,511
Intangible liabilities	—	5,606	—	—	—	5,606
Other liabilities	5,939	—	6,220	1,450	(6,220)	7,389
Intercompany receivable/payable	13,866	—	525	6,434	(20,825)	—
Total liabilities	507,698	72,093	159,140	424,701	(29,068)	1,134,564
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	36,479	5	110	132	(247)	36,479
Other paid-in capital	134,861	52,835	94,370	64,401	(211,606)	134,861
Accumulated other comprehensive income (loss)	(63,595)	(164)	17,492	(14,153)	(3,175)	(63,595)
Accumulated earnings (deficit)	(295,784)	55,915	28,389	(87,753)	3,449	(295,784)
Total Westmoreland Coal Company shareholders’ deficit	(187,879)	108,591	140,361	(37,373)	(211,579)	(187,879)
Noncontrolling interest	—	—	—	—	—	—
Total equity (deficit)	(187,879)	108,591	140,361	(37,373)	(211,579)	(187,879)
Total liabilities and shareholders’ deficit	$319,819	$180,684	$299,501	$387,328	$(240,647)	$946,685
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING BALANCE SHEETS (1)
December 31, 2012
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$14,836	$4,545	$5,362	$6,867	$—	$31,610
Receivables:
Trade	—	13,018	13,428	33,591	—	60,037
Contractual third-party reclamation receivables	—	—	56	10,151	—	10,207
Intercompany receivable/payable	(8,002)	—	5,667	(30,641)	32,976	—
Other	77	—	16,806	1,182	(14,845)	3,220
	(7,925)	13,018	35,957	14,283	18,131	73,464
Inventories	—	3,047	16,538	18,149	—	37,734
Other current assets	739	298	5,550	9,917	—	16,504
Total current assets	7,650	20,908	63,407	49,216	18,131	159,312
Property, plant and equipment:
Land and mineral rights	—	1,395	91,741	168,605	—	261,741
Plant and equipment	3,198	219,857	215,751	196,914	—	635,720
	3,198	221,252	307,492	365,519	—	897,461
Less accumulated depreciation, depletion and amortization	2,364	61,474	108,151	212,632	—	384,621
Net property, plant and equipment	834	159,778	199,341	152,887	—	512,840
Advanced coal royalties	—	—	500	3,816	—	4,316
Reclamation deposits	—	—	—	72,718	—	72,718
Restricted investments and bond collateral	15,183	5,990	39,208	26,828	—	87,209
Contractual third-party reclamation receivables	—	—	327	83,831	—	84,158
Intangible assets	—	2,923	—	280	—	3,203
Investment in subsidiaries	248,565	—	(792)	3,770	(251,543)	—
Other assets	10,267	—	635	3,457	(2,000)	12,359
Total assets	$282,499	$189,599	$302,626	$396,803	$(235,412)	$936,115
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING BALANCE SHEETS (1)
December 31, 2012
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$(1,548)	$—	$1,939	$23,400	$—	$23,791
Accounts payable and accrued expenses:
Trade	4,707	4,978	15,163	42,085	(14,840)	52,093
Production taxes	—	3	10,014	23,211	—	33,228
Workers’ compensation	820	—	—	—	—	820
Postretirement medical benefits	12,494	—	87	1,487	—	14,068
SERP	390	—	—	—	—	390
Deferred revenue	—	8,788	2,997	1,037	—	12,822
Asset retirement obligations	—	—	3,519	18,719	—	22,238
Other current liabilities	11,312	—	10	144	(4)	11,462
Total current liabilities	28,175	13,769	33,729	110,083	(14,844)	170,912
Long-term debt, less current installments	245,456	—	2,473	91,269	(2,000)	337,198
Workers’ compensation, less current portion	8,710	—	—	—	—	8,710
Excess of black lung benefit obligation over trust assets	8,356	—	—	—	—	8,356
Postretirement medical benefits, less current portion	224,336	—	55,981	39,458	—	319,775
Pension and SERP obligations, less current portion	29,265	289	19,346	5,350	—	54,250
Deferred revenue, less current portion	—	50,239	—	6,652	—	56,891
Asset retirement obligations, less current portion	—	829	40,063	200,717	—	241,609
Intangible liabilities	—	6,625	—	—	—	6,625
Other liabilities	701	—	15,677	1,642	—	18,020
Intercompany receivable/payable	23,731	—	(7,972)	35,787	(51,546)	—
Total liabilities	568,730	71,751	159,297	490,958	(68,390)	1,222,346
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	35,502	5	110	132	(247)	35,502
Other paid-in capital	130,852	52,807	93,456	62,539	(208,802)	130,852
Accumulated other comprehensive loss	(148,345)	(372)	(4,987)	(24,492)	29,851	(148,345)
Accumulated earnings (deficit)	(289,727)	65,408	54,750	(132,334)	12,176	(289,727)
Total Westmoreland Coal Company shareholders’ deficit	(271,558)	117,848	143,329	(94,155)	(167,022)	(271,558)
Noncontrolling interest	(14,673)	—	—	—	—	(14,673)
Total equity (deficit)	(286,231)	117,848	143,329	(94,155)	(167,022)	(286,231)
Total liabilities and shareholders’ deficit	$282,499	$189,599	$302,626	$396,803	$(235,412)	$936,115

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF OPERATIONS (1)
Year Ended December 31, 2013
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$87,567	$214,481	$414,085	$(41,447)	$674,686
Costs and expenses:
Cost of sales	—	63,794	174,204	338,769	(41,447)	535,320
Depreciation, depletion and amortization	354	10,178	27,452	29,247	—	67,231
Selling and administrative	12,339	3,609	11,092	23,681	—	50,721
Heritage health benefit expenses	12,361	—	—	1,057	—	13,418
Loss (gain) on sales of assets	—	—	115	(189)	—	(74)
Restructuring charges	—	5,078	—	—	—	5,078
Other operating income	—	—	(22,367)	(3)	—	(22,370)
	25,054	82,659	190,496	392,562	(41,447)	649,324
Operating income (loss)	(25,054)	4,908	23,985	21,523	—	25,362
Other income (expense):
Interest expense	(30,417)	(39)	(295)	(9,221)	35	(39,937)
Loss on extinguishment of debt	(64)	—	—	—	—	(64)
Interest income	165	26	522	688	(35)	1,366
Other income	1	—	328	35	—	364
	(30,315)	(13)	555	(8,498)	—	(38,271)
Income (loss) before income taxes and income of consolidated subsidiaries	(55,369)	4,895	24,540	13,025	—	(12,909)
Equity in income of subsidiaries	42,347	—	—	—	(42,347)	—
Loss before income taxes	(13,022)	4,895	24,540	13,025	(42,347)	(12,909)
Income tax expense (benefit)	(4,895)	680	8,461	(47)	(8,981)	(4,782)
Net income (loss)	(8,127)	4,215	16,079	13,072	(33,366)	(8,127)
Less net loss attributable to noncontrolling interest	(3,430)	—	—	—	—	(3,430)
Net income (loss) attributable to the Parent company	$(4,697)	$4,215	$16,079	$13,072	$(33,366)	$(4,697)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF OPERATIONS (1)
Year Ended December 31, 2012
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$81,285	$184,506	$366,105	$(31,459)	$600,437
Costs and expenses:
Cost of sales	—	59,299	134,683	303,998	(31,459)	466,521
Depreciation, depletion and amortization	421	10,085	19,571	27,068	—	57,145
Selling and administrative	13,748	3,657	9,993	24,037	(1,527)	49,908
Heritage health benefit expenses	12,406	—	—	982	—	13,388
Loss on sales of assets	13	—	251	264	—	528
Other operating income	—	—	(17,452)	—	1,527	(15,925)
	26,588	73,041	147,046	356,349	(31,459)	571,565
Operating income (loss)	(26,588)	8,244	37,460	9,756	—	28,872
Other income (expense):
Interest expense	(31,301)	(39)	(378)	(11,039)	80	(42,677)
Loss on extinguishment of debt	(1,986)	—	—	—	—	(1,986)
Interest income	253	15	294	1,014	(80)	1,496
Other income	190	—	395	138	—	723
	(32,844)	(24)	311	(9,887)	—	(42,444)
Income (loss) before income taxes and income of consolidated subsidiaries	(59,432)	8,220	37,771	(131)	—	(13,572)
Equity in income of subsidiaries	45,762	—	—	—	(45,762)	—
Income (loss) before income taxes	(13,670)	8,220	37,771	(131)	(45,762)	(13,572)
Income tax expense (benefit)	(8)	107	—	4,410	(4,419)	90
Net income (loss)	(13,662)	8,113	37,771	(4,541)	(41,343)	(13,662)
Less net loss attributable to noncontrolling interest	(6,436)	—	—	—	—	(6,436)
Net income (loss) attributable to the Parent company	$(7,226)	$8,113	$37,771	$(4,541)	$(41,343)	$(7,226)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF OPERATIONS (1)
Year Ended December 31, 2011
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$86,785	$58,544	$411,908	$(55,524)	$501,713
Costs and expenses:
Cost of sales	—	60,243	49,439	338,629	(55,524)	392,787
Depreciation, depletion and amortization	306	10,175	7,936	27,177	—	45,594
Selling and administrative	10,616	4,059	4,566	21,508	(473)	40,276
Heritage health benefit expenses	17,754	—	—	821	—	18,575
Gain (loss) on sales of assets	3	189	59	389	—	640
Other operating income	—	—	(7,258)	—	473	(6,785)
	28,679	74,666	54,742	388,524	(55,524)	491,087
Operating income (loss)	(28,679)	12,119	3,802	23,384	—	10,626
Other income (expense):
Interest expense	(16,365)	(469)	(657)	(12,370)	92	(29,769)
Loss on extinguishment of debt	(7,873)	(9,073)	(84)	—	—	(17,030)
Interest income	266	14	206	1,050	(92)	1,444
Other income (loss)	(3,014)	—	170	272	—	(2,572)
	(26,986)	(9,528)	(365)	(11,048)	—	(47,927)
Loss before income taxes and income of consolidated subsidiaries	(55,665)	2,591	3,437	12,336	—	(37,301)
Equity in income of subsidiaries	18,508	—	—	—	(18,508)	—
Loss before income taxes	(37,157)	2,591	3,437	12,336	(18,508)	(37,301)
Income tax expense (benefit)	(282)	(2,498)	(26)	7,263	(4,883)	(426)
Net income (loss)	(36,875)	5,089	3,463	5,073	(13,625)	(36,875)
Less net loss attributable to noncontrolling interest	(3,775)	—	—	—	—	(3,775)
Net loss attributable to the Parent company	$(33,100)	$5,089	$3,463	$5,073	$(13,625)	$(33,100)

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (1)
Year Ended December 31, 2013
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(8,127)	$4,215	$16,079	$13,072	$(33,366)	$(8,127)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	3,490	28	—	863	(891)	3,490
Adjustments to accumulated actuarial losses and transition obligations, pension	28,974	180	10,554	3,252	(13,986)	28,974
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	4,005	—	—	852	(852)	4,005
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	53,230	—	11,941	5,411	(17,352)	53,230
Tax effect of other comprehensive income gains	(4,892)	—	—	—	—	(4,892)
Unrealized and realized gains and losses on available-for-sale securities	(57)	—	(17)	(38)	55	(57)
Other comprehensive income	84,750	208	22,478	10,340	(33,026)	84,750
Comprehensive income attributable to Westmoreland Coal Company	$76,623	$4,423	$38,557	$23,412	$(66,392)	$76,623
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (1)
Year Ended December 31, 2012
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(13,662)	$8,113	$37,771	$(4,541)	$(41,343)	$(13,662)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	2,960	23	—	766	(789)	2,960
Adjustments to accumulated actuarial losses and transition obligations, pension	(9,812)	(52)	(3,034)	(2,132)	5,218	(9,812)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	2,572	—	—	973	(973)	2,572
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	(22,342)	—	(1,969)	(865)	2,834	(22,342)
Unrealized and realized gains and losses on available-for-sale securities	(268)	—	1	(65)	64	(268)
Other comprehensive income	(26,890)	(29)	(5,002)	(1,323)	6,354	(26,890)
Comprehensive income (loss) attributable to Westmoreland Coal Company	$(40,552)	$8,084	$32,769	$(5,864)	$(34,989)	$(40,552)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (1)
Year Ended December 31, 2011
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(36,875)	$5,089	$3,463	$5,073	$(13,625)	$(36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	1,647	9	—	702	(711)	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension	(15,798)	(150)	—	(444)	594	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	(288)	—	—	295	(295)	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	(49,136)	—	—	(9,269)	9,269	(49,136)
Unrealized and realized gains and losses on available-for-sale securities	(200)	—	(103)	(100)	203	(200)
Other comprehensive income	(63,775)	(141)	(103)	(8,816)	9,060	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	$(100,650)	$4,948	$3,360	$(3,743)	$(4,565)	$(100,650)
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF CASH FLOWS (1)
Year Ended December 31, 2013
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(8,127)	$4,215	$16,079	$13,072	$(33,366)	$(8,127)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(42,347)	—	—	—	42,347	—
Depreciation, depletion, and amortization	354	10,178	27,452	29,247	—	67,231
Accretion of asset retirement obligation and receivable	—	63	4,192	8,426	—	12,681
Non-cash tax benefits	(4,892)	—	—	—	—	(4,892)
Amortization of intangible assets and liabilities, net	—	622	—	43	—	665
Share-based compensation	2,437	37	914	1,934	—	5,322
Loss on sale of assets	—	—	115	(189)	—	(74)
Amortization of deferred financing costs	3,165	—	49	517	—	3,731
Other	—	—	(1,001)	—	—	(1,001)
Loss on extinguishment of debt	64	—	—	—	—	64
Gain on sales of investments	—	—	19	(22)	—	(3)
Changes in operating assets and liabilities:
Receivables, net	(18)	(126)	9,871	(4,069)	(13,294)	(7,636)
Inventories	—	(3,114)	187	415	—	(2,512)
Excess of black lung benefit obligation over trust assets	319	—	—	—	—	319
Accounts payable and accrued expenses	(613)	5,141	4,082	(9,852)	14,821	13,579
Deferred revenue	—	(8,706)	972	(1,344)	—	(9,078)
Income tax payable	—	—	(1,679)	1,678	—	(1)
Accrual for workers’ compensation	(2,069)	—	—	—	—	(2,069)
Asset retirement obligations	—	—	(1,971)	(7,439)	—	(9,410)
Accrual for postretirement medical benefits	101	—	5,620	2,000	—	7,721
Pension and SERP obligations	1,391	18	589	390	—	2,388
Other assets and liabilities	(144)	4,983	8,206	4,124	(5,350)	11,819
Distributions received from subsidiaries	78,000	—	—	—	(78,000)	—
Net cash provided by (used in) operating activities	27,621	13,311	73,696	38,931	(72,842)	80,717
Cash flows from investing activities:
Additions to property, plant and equipment	(737)	(790)	(17,156)	(9,908)	—	(28,591)
Change in restricted investments and bond collateral and reclamation deposits	49	(8)	1,766	(373)	—	1,434
Net proceeds from sales of assets	—	—	534	368	—	902

Proceeds from the sale of restricted investments	—	—	788	7,499	—	8,287
Receivable from customer for property and equipment purchases	—	—	—	(389)	—	(389)
Other	—	—	(2,500)	(1,040)	—	(3,540)
Net cash provided by (used in) investing activities	(688)	(798)	(16,568)	(3,843)	—	(21,897)
Cash flows from financing activities:
Change in book overdrafts	—	—	310	—	—	310
Repayments of long-term debt	(500)	—	(2,322)	(25,266)	—	(28,088)
Borrowings on revolving lines of credit	—	—	—	7,000	—	7,000
Repayments on revolving lines of credit	—	—	—	(7,000)	—	(7,000)
Debt issuance costs and other refinancing costs	(26)	—	—	(156)	—	(182)
Dividends/distributions	(1,360)	(14,500)	(44,500)	(19,000)	78,000	(1,360)
Transactions with Parent/affiliates	(14,557)	783	(8,036)	26,968	(5,158)	—
Net cash provided by (used in) financing activities	(16,443)	(13,717)	(54,548)	(17,454)	72,842	(29,320)
Net increase (decrease) in cash and cash equivalents	10,490	(1,204)	2,580	17,634	—	29,500
Cash and cash equivalents, beginning of year	14,836	4,545	5,362	6,867	—	31,610
Cash and cash equivalents, end of year	$25,326	$3,341	$7,942	$24,501	$—	$61,110
____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF CASH FLOWS (1)
Year Ended December 31, 2012
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(13,662)	$8,113	$37,771	$(4,541)	$(41,343)	$(13,662)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(45,762)	—	—	—	45,762	—
Depreciation, depletion, and amortization	421	10,085	19,571	27,068	—	57,145
Accretion of asset retirement obligation and receivable	—	59	4,038	8,092	—	12,189
Amortization of intangible assets and liabilities, net	—	622	—	36	—	658
Share-based compensation	2,716	44	559	2,721	—	6,040
Loss (gain) on sale of assets	13	—	251	264	—	528
Amortization of deferred financing costs	2,889	—	847	622	—	4,358
Loss on extinguishment of debt	1,986	—	—	—	—	1,986
Gain on sales of investments	(190)	—	—	25	—	(165)
Changes in operating assets and liabilities:
Receivables, net	147	(151)	(20,910)	102	7,957	(12,855)
Inventories	—	709	(2,389)	(484)	—	(2,164)
Excess of black lung benefit obligation over trust assets	1,791	—	—	—	—	1,791
Accounts payable and accrued expenses	4,981	(3,209)	18,396	5,453	(8,222)	17,399
Deferred revenue	—	(8,312)	772	(658)	—	(8,198)
Accrual for workers’ compensation	(2,096)	—	—	—	—	(2,096)
Asset retirement obligations	—	—	(1,198)	(5,745)	—	(6,943)
Accrual for postretirement medical benefits	(524)	—	4,858	1,857	—	6,191
Pension and SERP obligations	1,286	15	709	792	—	2,802
Other assets and liabilities	(243)	(536)	1,047	(10,128)	2,000	(7,860)
Distributions received from subsidiaries	31,971	—	—	—	(31,971)	—
Net cash provided by (used in) operating activities	(14,276)	7,439	64,322	25,476	(25,817)	57,144
Cash flows from investing activities:
Additions to property, plant and equipment	(159)	(2,067)	(8,385)	(10,421)	—	(21,032)
Change in restricted investments and bond collateral and reclamation deposits	(3,248)	(7)	(27,504)	(3,133)	—	(33,892)
Cash payments related to acquisitions and other	4,000	—	(76,522)	—	—	(72,522)
Net proceeds from sales of assets	—	—	240	240	—	480
Proceeds from the sale of restricted investments	1,581	—	1,889	636	—	4,106
Receivable from customer for property and equipment purchases	—	—	—	(674)	—	(674)

Net cash provided by (used in) investing activities	2,174	(2,074)	(110,282)	(13,352)	—	(123,534)
Cash flows from financing activities:
Change in book overdrafts	—	(259)	6	—	—	(253)
Borrowings from long-term debt	119,364	—	—	—	—	119,364
Repayments of long-term debt	(23,000)	—	(2,494)	(19,352)	—	(44,846)
Borrowings on revolving lines of credit	—	—	—	16,500	—	16,500
Repayments on revolving lines of credit	—	—	—	(16,500)	—	(16,500)
Debt issuance costs and other refinancing costs	(5,666)	—	—	(22)	—	(5,688)
Dividends/distributions	(1,360)	(1,050)	(19,173)	(11,748)	31,971	(1,360)
Transactions with Parent/affiliates	(88,541)	483	72,840	21,372	(6,154)	—
Net cash provided by (used in) financing activities	797	(826)	51,179	(9,750)	25,817	67,217
Net increase (decrease) in cash and cash equivalents	(11,305)	4,539	5,219	2,374	—	827
Cash and cash equivalents, beginning of year	26,141	6	143	4,493	—	30,783
Cash and cash equivalents, end of year	$14,836	$4,545	$5,362	$6,867	$—	$31,610

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

CONSOLIDATING STATEMENTS OF CASH FLOWS (1)
Year Ended December 31, 2011
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net loss	$(36,875)	$5,089	$3,463	$5,073	$(13,625)	$(36,875)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in income of subsidiaries	(18,508)	—	—	—	18,508	—
Depreciation, depletion, and amortization	306	10,175	7,936	27,177	—	45,594
Accretion of asset retirement obligation and receivable	—	55	3,034	7,789	—	10,878
Amortization of intangible assets and liabilities, net	—	621	—	36	—	657
Share-based compensation	1,671	32	249	2,769	—	4,721
Loss (gain) on sale of assets	3	189	59	389	—	640
Amortization of deferred financing costs	1,485	(21)	383	668	—	2,515
Loss on extinguishment of debt	7,873	9,073	84	—	—	17,030
Gain on sales of investments	—	—	(75)	(75)	—	(150)
Loss on derivative instruments	3,079	—	—	—	—	3,079
Changes in operating assets and liabilities:
Receivables, net	(158)	1,479	(4,343)	2,263	6,250	5,491
Inventories	—	(1,820)	134	(439)	—	(2,125)
Excess of black lung benefit obligation over trust assets	4,319	—	—	—	—	4,319
Accounts payable and accrued expenses	5,849	(1,063)	378	3,103	(4,139)	4,128
Deferred revenue	—	(8,774)	(349)	(795)	—	(9,918)
Accrual for workers’ compensation	1,248	—	—	—	—	1,248
Asset retirement obligations	—	—	(875)	(5,635)	—	(6,510)
Accrual for postretirement medical benefits	(2,878)	—	—	1,235	—	(1,643)
Pension and SERP obligations	(4,320)	(50)	—	3,092	—	(1,278)
Other assets and liabilities	444	(529)	3,839	(392)	(428)	2,934
Distributions received from subsidiaries	23,400	—	—	—	(23,400)	—
Net cash provided by (used in) operating activities	(13,062)	14,456	13,917	46,258	(16,834)	44,735
Cash flows from investing activities:
Additions to property, plant and equipment	(797)	(2,119)	(2,569)	(22,109)	—	(27,594)
Change in restricted investments and bond collateral and reclamation deposits	(1,714)	2,581	(3,738)	(3,115)	—	(5,986)
Cash payments related to acquisitions and other	(4,000)	—	—	—	—	(4,000)
Net proceeds from sales of assets	—	—	250	437	—	687
Proceeds from the sale of investments	—	—	1,075	2,275	—	3,350

Receivable from customer for property and equipment purchases	—	—	—	(96)	—	(96)
Net cash provided by (used in) investing activities	(6,511)	462	(4,982)	(22,608)	—	(33,639)
Cash flows from financing activities:
Change in book overdrafts	(146)	259	(694)	(143)	—	(724)
Borrowings from long-term debt	142,500	—	—	—	—	142,500
Repayments of long-term debt	(2,532)	(46,220)	(11,982)	(12,832)	—	(73,566)
Borrowings on revolving lines of credit	—	1,500	12,200	73,500	—	87,200
Repayments on revolving lines of credit	—	(1,500)	(29,100)	(75,000)	—	(105,600)
Debt issuance costs	(6,042)	(9,077)	100	—	—	(15,019)
Exercise of stock options	422	—	—	—	—	422
Dividends/distributions	(21,301)	(10,700)	—	(12,700)	23,400	(21,301)
Transactions with Parent/affiliates	(67,458)	49,946	20,684	3,394	(6,566)	—
Net cash provided by (used in) financing activities	45,443	(15,792)	(8,792)	(23,781)	16,834	13,912
Net increase (decrease) in cash and cash equivalents	25,870	(874)	143	(131)	—	25,008
Cash and cash equivalents, beginning of year	271	880	—	4,624	—	5,775
Cash and cash equivalents, end of year	$26,141	$6	$143	$4,493	$—	$30,783

____________________
(1)    This table is presented for historical information and presents WML and its subsidiaries as non-guarantor subsidiaries. WML and its subsidiaries became additional guarantor subsidiaries effective on July 31, 2014.

On July 31, 2014, WML and WML’s four subsidiaries entered into the Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”) to the existing indenture dated as of February 4, 2011, as amended and supplemented (the “Indenture”) among the Company and Westmoreland Partners, as co-issuers (together, the “Co-Issuers”), the guarantors named therein (the “Existing Guarantors”), Wells Fargo Bank, National Association, as trustee, and Wells Fargo Bank, National Association, as note collateral agent, which governs the 10.75% Senior Notes. Pursuant to the Fifth Supplemental Indenture, WML and its subsidiaries (the “New Guarantors”) each became restricted subsidiaries that are subject to the terms and conditions of the Indenture and agreed to guarantee the 10.75% Senior Notes on the same terms and conditions as the other Existing Guarantors. In connection with their entering into the Fifth Supplemental Indenture, the New Guarantors also entered into a Pledge and Security Agreement Supplement by which they secured their obligations under their guarantees and the obligations of the Company and the Co-Issuers under the Indenture.
The following tables present revised unaudited consolidating financial information to reflect WML and its subsidiaries as additional subsidiary guarantors of the 10.75% Senior Notes resulting from the Fifth Supplemental Indenture.

CONSOLIDATING BALANCE SHEETS
December 31, 2013
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$25,326	$3,341	$27,451	$4,992	$—	$61,110
Receivables:
Trade	—	12,934	46,985	6,277	—	66,196
Contractual third-party reclamation receivables	—	—	8,487	—	—	8,487
Intercompany receivable/payable	(16,273)	—	2,761	(19,353)	32,865	—
Other	1,616	210	3,256	28	(24)	5,086
	(14,657)	13,144	61,489	(13,048)	32,841	79,769
Inventories	—	6,161	33,811	—	—	39,972
Deferred income taxes	—	—	870	—	(870)	—
Restricted investments and bond collateral	—	5,998	—	—	—	5,998
Other current assets	6,144	143	11,069	834	—	18,190
Total current assets	16,813	28,787	134,690	(7,222)	31,971	205,039
Property, plant and equipment:
Land and mineral rights	—	1,395	276,793	—	—	278,188
Plant and equipment	3,973	220,872	432,851	—	—	657,696
	3,973	222,267	709,644	—	—	935,884
Less accumulated depreciation, depletion and amortization	2,707	71,653	371,488	—	—	445,848
Net property, plant and equipment	1,266	150,614	338,156	—	—	490,036
Advanced coal royalties	—	—	7,311	—	—	7,311
Reclamation deposits	—	—	74,921	—	—	74,921
Restricted investments and bond collateral	15,134	—	54,101	—	—	69,235
Contractual third-party reclamation receivables	—	—	88,303	—	—	88,303
Intangible assets	—	1,283	237	—	—	1,520
Investment in subsidiaries	280,843	—	—	3,770	(284,613)	—
Other assets	8,636	—	1,683	2,000	(1,999)	10,320
Total assets	$322,692	$180,684	$699,402	$(1,452)	$(254,641)	$946,685
CONSOLIDATING BALANCE SHEETS
December 31, 2013
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$20,392	$—	$23,951	$—	$—	$44,343
Accounts payable and accrued expenses:
Trade	6,840	10,119	38,061	2,487	—	57,507
Production taxes	—	3	36,522	5,380	—	41,905
Workers’ compensation	717	—	—	—	—	717
Postretirement medical benefits	12,042	—	774	1,139	—	13,955
SERP	390	—	—	—	—	390
Deferred revenue	—	9,024	5,044	—	—	14,068
Asset retirement obligations	—	—	23,353	—	—	23,353
Other current liabilities	11,302	5,053	457	—	(22)	16,790
Total current liabilities	51,683	24,199	128,162	9,006	(22)	213,028
Long-term debt, less current installments	224,582	—	72,912	—	(2,000)	295,494
Workers’ compensation, less current portion	6,744	—	—	—	—	6,744
Excess of black lung benefit obligation over trust assets	8,675	—	—	—	—	8,675
Postretirement medical benefits, less current portion	185,858	—	66,439	18,077	—	270,374
Pension and SERP obligations, less current portion	13,069	99	10,765	243	—	24,176
Deferred revenue, less current portion	—	41,297	5,270	—	—	46,567
Asset retirement obligations, less current portion	—	892	255,619	—	—	256,511
Intangible liabilities	—	5,606	—	—	—	5,606
Other liabilities	5,939	—	6,687	983	(6,220)	7,389
Intercompany receivable/payable	14,021	—	(7,851)	14,654	(20,824)	—
Total liabilities	510,571	72,093	538,003	42,963	(29,066)	1,134,564
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	36,479	5	110	132	(247)	36,479
Other paid-in capital	134,861	52,835	157,984	(124)	(210,695)	134,861
Accumulated other comprehensive income (loss)	(63,595)	(164)	6,425	(3,086)	(3,175)	(63,595)
Accumulated earnings (deficit)	(295,784)	55,915	(3,120)	(41,337)	(11,458)	(295,784)
Total Westmoreland Coal Company shareholders’ deficit	(187,879)	108,591	161,399	(44,415)	(225,575)	(187,879)
Noncontrolling interest	—	—	—	—	—	—
Total equity (deficit)	(187,879)	108,591	161,399	(44,415)	(225,575)	(187,879)
Total liabilities and shareholders’ deficit	$322,692	$180,684	$699,402	$(1,452)	$(254,641)	$946,685
CONSOLIDATING BALANCE SHEETS
December 31, 2012
(In thousands)

Assets	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Total
Current assets:
Cash and cash equivalents	$14,836	$4,545	$10,236	$1,993	$—	$31,610
Receivables:
Trade	—	13,018	43,420	3,599	—	60,037
Contractual third-party reclamation receivables	—	—	10,207	—	—	10,207
Intercompany receivable/payable	(17,309)	—	2,595	(18,262)	32,976	—
Other	680	—	17,377	8	(14,845)	3,220
	(16,629)	13,018	73,599	(14,655)	18,131	73,464
Inventories	—	3,047	34,687	—	—	37,734
Other current assets	743	298	15,463	—	—	16,504
Total current assets	(1,050)	20,908	133,985	(12,662)	18,131	159,312
Property, plant and equipment:
Land and mineral rights	—	1,395	260,346	—	—	261,741
Plant and equipment	3,198	219,857	412,665	—	—	635,720
	3,198	221,252	673,011	—	—	897,461
Less accumulated depreciation, depletion and amortization	2,364	61,474	320,783	—	—	384,621
Net property, plant and equipment	834	159,778	352,228	—	—	512,840
Advanced coal royalties	—	—	4,316	—	—	4,316
Reclamation deposits	—	—	72,718	—	—	72,718
Restricted investments and bond collateral	15,183	5,990	66,036	—	—	87,209
Contractual third-party reclamation receivables	—	—	84,158	—	—	84,158
Intangible assets	—	2,923	280	—	—	3,203
Investment in subsidiaries	257,773	—	(792)	3,770	(260,751)	—
Other assets	10,267	—	2,092	2,000	(2,000)	12,359
Total assets	$283,007	$189,599	$715,021	$(6,892)	$(244,620)	$936,115
CONSOLIDATING BALANCE SHEETS
December 31, 2012
(In thousands)

Liabilities and Shareholders’ Deficit	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Current liabilities
Current installments of long-term debt	$(1,548)	$—	$25,339	$—	$—	$23,791
Accounts payable and accrued expenses:
Trade	5,060	4,978	40,715	16,181	(14,841)	52,093
Production taxes	—	3	28,856	4,369	—	33,228
Workers’ compensation	820	—	—	—	—	820
Postretirement medical benefits	12,494	—	449	1,125	—	14,068
SERP	390	—	—	—	—	390
Deferred revenue	—	8,788	4,034	—	—	12,822
Asset retirement obligations	—	—	22,238	—	—	22,238
Other current liabilities	11,311	—	155	—	(4)	11,462
Total current liabilities	28,527	13,769	121,786	21,675	(14,845)	170,912
Long-term debt, less current installments	245,456	—	93,742	—	(2,000)	337,198
Workers’ compensation, less current portion	8,710	—	—	—	—	8,710
Excess of black lung benefit obligation over trust assets	8,356	—	—	—	—	8,356
Postretirement medical benefits, less current portion	224,336	—	74,589	20,850	—	319,775
Pension and SERP obligations, less current portion	29,265	289	23,955	741	—	54,250
Deferred revenue, less current portion	—	50,239	6,652	—	—	56,891
Asset retirement obligations, less current portion	—	829	240,780	—	—	241,609
Intangible liabilities	—	6,625	—	—	—	6,625
Other liabilities	701	—	16,145	1,174	—	18,020
Intercompany receivable/payable	23,887	—	13,004	14,654	(51,545)	—
Total liabilities	569,238	71,751	590,653	59,094	(68,390)	1,222,346
Shareholders’ deficit
Preferred stock	160	—	—	—	—	160
Common stock	35,502	5	110	132	(247)	35,502
Other paid-in capital	130,852	52,806	155,585	(124)	(208,267)	130,852
Accumulated other comprehensive loss	(148,345)	(372)	(22,777)	(6,702)	29,851	(148,345)
Accumulated earnings (deficit)	(289,727)	65,409	(8,550)	(59,292)	2,433	(289,727)
Total Westmoreland Coal Company shareholders’ deficit	(271,558)	117,848	124,368	(65,986)	(176,230)	(271,558)
Noncontrolling interest	(14,673)	—	—	—	—	(14,673)
Total equity (deficit)	(286,231)	117,848	124,368	(65,986)	(176,230)	(286,231)
Total liabilities and shareholders’ deficit	$283,007	$189,599	$715,021	$(6,892)	$(244,620)	$936,115
CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2013
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$87,567	$571,021	$57,545	$(41,447)	$674,686
Costs and expenses:
Cost of sales	(1,525)	63,794	453,508	60,990	(41,447)	535,320
Depreciation, depletion and amortization	357	10,178	56,696	—	—	67,231
Selling and administrative	19,027	3,609	30,596	(2,511)	—	50,721
Heritage health benefit expenses	12,361	—	—	1,057	—	13,418
Loss (gain) on sales of assets	—	—	(74)	—	—	(74)
Restructuring charges	—	5,078	—	—	—	5,078
Other operating income	—	—	(22,370)	—	—	(22,370)
	30,220	82,659	518,356	59,536	(41,447)	649,324
Operating income (loss)	(30,220)	4,908	52,665	(1,991)	—	25,362
Other income (expense):
Interest expense	(30,417)	(39)	(9,495)	(21)	35	(39,937)
Loss on extinguishment of debt	(64)	—	—	—	—	(64)
Interest income	165	26	1,190	20	(35)	1,366
Other income	—	—	364	—	—	364
	(30,316)	(13)	(7,941)	(1)	—	(38,271)
Income (loss) before income taxes and income of consolidated subsidiaries	(60,536)	4,895	44,724	(1,992)	—	(12,909)
Equity in income of subsidiaries	47,514	—	—	—	(47,514)	—
Loss before income taxes	(13,022)	4,895	44,724	(1,992)	(47,514)	(12,909)
Income tax expense (benefit)	(4,895)	680	8,414	—	(8,981)	(4,782)
Net income (loss)	(8,127)	4,215	36,310	(1,992)	(38,533)	(8,127)
Less net loss attributable to noncontrolling interest	(3,430)	—	—	—	—	(3,430)
Net income (loss) attributable to the Parent company	$(4,697)	$4,215	$36,310	$(1,992)	$(38,533)	$(4,697)
CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2012
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$81,285	$511,570	$39,041	$(31,459)	$600,437
Costs and expenses:
Cost of sales	(587)	59,299	393,793	45,475	(31,459)	466,521
Depreciation, depletion and amortization	421	10,085	46,639	—	—	57,145
Selling and administrative	18,407	3,657	29,334	37	(1,527)	49,908
Heritage health benefit expenses	12,406	—	(1)	983	—	13,388
Loss on sales of assets	13	—	515	—	—	528
Other operating income	—	—	(17,452)	—	1,527	(15,925)
	30,660	73,041	452,828	46,495	(31,459)	571,565
Operating income (loss)	(30,660)	8,244	58,742	(7,454)	—	28,872
Other income (expense):
Interest expense	(31,301)	(39)	(11,349)	(68)	80	(42,677)
Loss on extinguishment of debt	(1,986)	—	—	—	—	(1,986)
Interest income	253	15	1,289	19	(80)	1,496
Other income	190	—	533	—	—	723
	(32,844)	(24)	(9,527)	(49)	—	(42,444)
Income (loss) before income taxes and income of consolidated subsidiaries	(63,504)	8,220	49,215	(7,503)	—	(13,572)
Equity in income of subsidiaries	49,834	—	—	—	(49,834)	—
Income (loss) before income taxes	(13,670)	8,220	49,215	(7,503)	(49,834)	(13,572)
Income tax expense (benefit)	(8)	107	4,410	—	(4,419)	90
Net income (loss)	(13,662)	8,113	44,805	(7,503)	(45,415)	(13,662)
Less net loss attributable to noncontrolling interest	(6,436)	—	—	—	—	(6,436)
Net income (loss) attributable to the Parent company	$(7,226)	$8,113	$44,805	$(7,503)	$(45,415)	$(7,226)
CONSOLIDATING STATEMENTS OF OPERATIONS
Year Ended December 31, 2011
(In thousands)

	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenues	$—	$86,785	$390,621	$79,831	$(55,524)	$501,713
Costs and expenses:
Cost of sales	(158)	60,243	304,652	83,574	(55,524)	392,787
Depreciation, depletion and amortization	306	10,175	35,113	—	—	45,594
Selling and administrative	13,394	4,059	23,850	(554)	(473)	40,276
Heritage health benefit expenses	17,754	—	—	821	—	18,575
Gain (loss) on sales of assets	3	189	448	—	—	640
Other operating income	—	—	(7,258)	—	473	(6,785)
	31,299	74,666	356,805	83,841	(55,524)	491,087
Operating income (loss)	(31,299)	12,119	33,816	(4,010)	—	10,626
Other income (expense):
Interest expense	(16,365)	(469)	(12,957)	(70)	92	(29,769)
Loss on extinguishment of debt	(7,873)	(9,073)	(84)	—	—	(17,030)
Interest income	266	14	1,229	27	(92)	1,444
Other income (loss)	(3,014)	—	418	24	—	(2,572)
	(26,986)	(9,528)	(11,394)	(19)	—	(47,927)
Loss before income taxes and income of consolidated subsidiaries	(58,285)	2,591	22,422	(4,029)	—	(37,301)
Equity in income of subsidiaries	21,128	—	—	—	(21,128)	—
Loss before income taxes	(37,157)	2,591	22,422	(4,029)	(21,128)	(37,301)
Income tax expense (benefit)	(282)	(2,498)	7,236	—	(4,882)	(426)
Net income (loss)	(36,875)	5,089	15,186	(4,029)	(16,246)	(36,875)
Less net loss attributable to noncontrolling interest	(3,775)	—	—	—	—	(3,775)
Net loss attributable to the Parent company	$(33,100)	$5,089	$15,186	$(4,029)	$(16,246)	$(33,100)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Year Ended December 31, 2013
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(8,127)	$4,215	$36,310	$(1,992)	$(38,533)	$(8,127)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	3,490	28	801	61	(890)	3,490
Adjustments to accumulated actuarial losses and transition obligations, pension	28,974	180	13,331	475	(13,986)	28,974
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	4,005	—	577	275	(852)	4,005
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	53,230	180	14,548	2,804	(17,532)	53,230
Tax effect of other comprehensive income gains	(4,892)	—	—	—	—	(4,892)
Unrealized and realized gains and losses on available-for-sale securities	(57)	—	(55)	—	55	(57)
Other comprehensive income	84,750	388	29,202	3,615	(33,205)	84,750
Comprehensive income attributable to Westmoreland Coal Company	$76,623	$4,603	$65,512	$1,623	$(71,738)	$76,623

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Year Ended December 31, 2012
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(13,662)	$8,113	$44,805	$(7,503)	$(45,415)	$(13,662)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	2,960	23	720	46	(789)	2,960
Adjustments to accumulated actuarial losses and transition obligations, pension	(9,812)	(52)	(5,144)	(22)	5,218	(9,812)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	2,572	—	823	150	(973)	2,572
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	(22,342)	—	(1,367)	(1,467)	2,834	(22,342)
Unrealized and realized gains and losses on available-for-sale securities	(268)	—	(64)	—	64	(268)
Other comprehensive income (loss)	(26,890)	(29)	(5,032)	(1,293)	6,354	(26,890)
Comprehensive income (loss) attributable to Westmoreland Coal Company	$(40,552)	$8,084	$39,773	$(8,796)	$(39,061)	$(40,552)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Year Ended December 31, 2011
(In thousands)

	Parent/Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total

Net income (loss)	$(36,875)	$5,089	$15,186	$(4,029)	$(16,246)	$(36,875)
Other comprehensive income (loss)
Amortization of accumulated actuarial gains or losses, pension	1,647	9	86	36	(131)	1,647
Adjustments to accumulated actuarial losses and transition obligations, pension	(15,798)	(150)	72	(516)	594	(15,798)
Amortization of accumulated actuarial gains or losses, transition obligations, and prior service costs, postretirement medical benefit	(288)	—	348	(54)	(294)	(288)
Adjustments to accumulated actuarial gains and transition obligations, postretirement medical benefits	(49,136)	—	(5,934)	(3,335)	9,269	(49,136)
Unrealized and realized gains and losses on available-for-sale securities	(200)	—	(203)	—	203	(200)
Other comprehensive income (loss)	(63,775)	(141)	(5,631)	(3,869)	9,641	(63,775)
Comprehensive income (loss) attributable to Westmoreland Coal Company	$(100,650)	$4,948	$9,555	$(7,898)	$(6,605)	$(100,650)

CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2013
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(8,127)	$4,215	$36,310	$(1,992)	$(38,533)	$(8,127)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(47,514)	—	—	—	47,514	—
Depreciation, depletion, and amortization	357	10,178	56,696	—	—	67,231
Accretion of asset retirement obligation and receivable	—	63	12,618	—	—	12,681
Non-cash tax benefits	(4,892)	—	—	—	—	(4,892)
Amortization of intangible assets and liabilities, net	—	622	43	—	—	665
Share-based compensation	2,887	37	2,398	—	—	5,322
Loss on sale of assets	—	—	(74)	—	—	(74)
Amortization of deferred financing costs	3,165	—	566	—	—	3,731
Other	—	—	(1,001)	—	—	(1,001)
Loss on extinguishment of debt	64	—	—	—	—	64
Gain on sales of investments	—	—	(3)	—	—	(3)
Changes in operating assets and liabilities:
Receivables, net	(936)	(126)	10,945	(4,225)	(13,294)	(7,636)
Inventories	—	(3,114)	602	—	—	(2,512)
Excess of black lung benefit obligation over trust assets	319	—	—	—	—	319
Accounts payable and accrued expenses	1,753	5,141	4,545	(12,683)	14,823	13,579
Deferred revenue	—	(8,706)	(372)	—	—	(9,078)
Income tax payable	—	—	(1)	—	—	(1)
Accrual for workers’ compensation	(2,069)	—	—	—	—	(2,069)
Asset retirement obligations	—	—	(9,410)	—	—	(9,410)
Accrual for postretirement medical benefits	101	—	7,300	320	—	7,721
Pension and SERP obligations	1,391	18	941	38	—	2,388
Other assets and liabilities	(170)	4,983	13,383	(1,025)	(5,352)	11,819
Distributions received from subsidiaries	78,000	—	—	—	(78,000)	—
Net cash provided by (used in) operating activities	24,329	13,311	135,486	(19,567)	(72,842)	80,717
Cash flows from investing activities:
Additions to property, plant and equipment	(771)	(790)	(27,030)	—	—	(28,591)
Change in restricted investments and bond collateral and reclamation deposits	49	(8)	1,393	—	—	1,434
Net proceeds from sales of assets	—	—	902	—	—	902

Proceeds from the sale of restricted investments	—	—	8,287	—	—	8,287
Receivable from customer for property and equipment purchases	—	—	(389)	—	—	(389)
Other	—	—	(3,540)	—	—	(3,540)
Net cash provided by (used in) investing activities	(722)	(798)	(20,377)	—	—	(21,897)
Cash flows from financing activities:
Change in book overdrafts	—	—	310	—	—	310
Repayments of long-term debt	(500)	—	(27,588)	—	—	(28,088)
Borrowings on revolving lines of credit	—	—	7,000	—	—	7,000
Repayments on revolving lines of credit	—	—	(7,000)	—	—	(7,000)
Debt issuance costs and other refinancing costs	(26)	—	(156)	—	—	(182)
Dividends/distributions	(1,360)	(14,500)	(63,500)	—	78,000	(1,360)
Transactions with Parent/affiliates	(11,231)	783	(6,960)	22,566	(5,158)	—
Net cash provided by (used in) financing activities	(13,117)	(13,717)	(97,894)	22,566	72,842	(29,320)
Net increase (decrease) in cash and cash equivalents	10,490	(1,204)	17,215	2,999	—	29,500
Cash and cash equivalents, beginning of year	14,836	4,545	10,236	1,993	—	31,610
Cash and cash equivalents, end of year	$25,326	$3,341	$27,451	$4,992	$—	$61,110
CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2012
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$(13,662)	$8,113	$44,805	$(7,503)	$(45,415)	$(13,662)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in income of subsidiaries	(49,834)	—	—	—	49,834	—
Depreciation, depletion, and amortization	421	10,085	46,639	—	—	57,145
Accretion of asset retirement obligation and receivable	—	59	12,130	—	—	12,189
Amortization of intangible assets and liabilities, net	—	622	36	—	—	658
Share-based compensation	3,054	44	2,942	—	—	6,040
Loss (gain) on sale of assets	13	—	515	—	—	528
Amortization of deferred financing costs	2,889	—	1,469	—	—	4,358
Loss on extinguishment of debt	1,986	—	—	—	—	1,986
Gain on sales of investments	(190)	—	25	—	—	(165)
Changes in operating assets and liabilities:
Receivables, net	(280)	(151)	(22,246)	1,865	7,957	(12,855)
Inventories	—	709	(2,873)	—	—	(2,164)
Excess of black lung benefit obligation over trust assets	1,791	—	—	—	—	1,791
Accounts payable and accrued expenses	4,792	(3,208)	18,551	5,488	(8,224)	17,399
Deferred revenue	—	(8,312)	114	—	—	(8,198)
Accrual for workers’ compensation	(2,096)	—	—	—	—	(2,096)
Asset retirement obligations	—	—	(6,943)	—	—	(6,943)
Accrual for postretirement medical benefits	(524)	—	6,828	(113)	—	6,191
Pension and SERP obligations	1,286	15	1,602	(101)	—	2,802
Other assets and liabilities	(247)	(536)	(7,185)	(1,892)	2,000	(7,860)
Distributions received from subsidiaries	31,971	—	—	—	(31,971)	—
Net cash provided by (used in) operating activities	(18,630)	7,440	96,409	(2,256)	(25,819)	57,144
Cash flows from investing activities:
Additions to property, plant and equipment	(159)	(2,067)	(18,806)	—	—	(21,032)
Change in restricted investments and bond collateral and reclamation deposits	(3,248)	(7)	(30,637)	—	—	(33,892)
Cash payments related to acquisitions and other	4,000	—	(76,522)	—	—	(72,522)
Net proceeds from sales of assets	—	—	480	—	—	480
Proceeds from the sale of restricted investments	1,581	—	2,525	—	—	4,106
Receivable from customer for property and equipment purchases	—	—	(674)	—	—	(674)

Net cash provided by (used in) investing activities	2,174	(2,074)	(123,634)	—	—	(123,534)
Cash flows from financing activities:
Change in book overdrafts	—	(259)	6	—	—	(253)
Borrowings from long-term debt	119,364	—	—	—	—	119,364
Repayments of long-term debt	(23,000)	—	(21,846)	—	—	(44,846)
Borrowings on revolving lines of credit	—	—	16,500	—	—	16,500
Repayments on revolving lines of credit	—	—	(16,500)	—	—	(16,500)
Debt issuance costs and other refinancing costs	(5,666)	—	(22)	—	—	(5,688)
Dividends/distributions	(1,360)	(1,050)	(30,921)	—	31,971	(1,360)
Transactions with Parent/affiliates	(84,186)	482	86,863	2,993	(6,152)	—
Net cash provided by (used in) financing activities	5,152	(827)	34,080	2,993	25,819	67,217
Net increase (decrease) in cash and cash equivalents	(11,304)	4,539	6,855	737	—	827
Cash and cash equivalents, beginning of year	26,140	6	3,381	1,256	—	30,783
Cash and cash equivalents, end of year	$14,836	$4,545	$10,236	$1,993	$—	$31,610
CONSOLIDATING STATEMENTS OF CASH FLOWS
Year Ended December 31, 2011
(In thousands)

Statements of Cash Flows	Parent/ Issuer	Co-Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net loss	$(36,875)	$5,089	$15,186	$(4,029)	$(16,246)	$(36,875)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in income of subsidiaries	(21,128)	—	—	—	21,128	—
Depreciation, depletion, and amortization	306	10,175	35,113	—	—	45,594
Accretion of asset retirement obligation and receivable	—	55	10,823	—	—	10,878
Amortization of intangible assets and liabilities, net	—	621	36	—	—	657
Share-based compensation	1,670	32	3,019	—	—	4,721
Loss (gain) on sale of assets	3	189	448	—	—	640
Amortization of deferred financing costs	1,485	(21)	1,051	—	—	2,515
Loss on extinguishment of debt	7,873	9,073	84	—	—	17,030
Gain on sales of investments	—	—	(150)	—	—	(150)
Loss on derivative instruments	3,079	—	—	—	—	3,079
Changes in operating assets and liabilities:
Receivables, net	(270)	1,479	1,367	(3,334)	6,249	5,491
Inventories	—	(1,820)	(305)	—	—	(2,125)
Excess of black lung benefit obligation over trust assets	4,319	—	—	—	—	4,319
Accounts payable and accrued expenses	5,944	(1,063)	(940)	4,326	(4,139)	4,128
Deferred revenue	—	(8,774)	(1,144)	—	—	(9,918)
Accrual for workers’ compensation	1,248	—	—	—	—	1,248
Asset retirement obligations	—	—	(6,510)	—	—	(6,510)
Accrual for postretirement medical benefits	(2,879)	—	1,132	104	—	(1,643)
Pension and SERP obligations	(3,741)	(50)	2,520	(7)	—	(1,278)
Other assets and liabilities	444	(530)	3,405	42	(427)	2,934
Distributions received from subsidiaries	23,400	—	—	—	(23,400)	—
Net cash provided by (used in) operating activities	(15,122)	14,455	65,135	(2,898)	(16,835)	44,735
Cash flows from investing activities:
Additions to property, plant and equipment	(797)	(2,119)	(24,678)	—	—	(27,594)
Change in restricted investments and bond collateral and reclamation deposits	(1,713)	2,580	(6,853)	—	—	(5,986)
Cash payments related to acquisitions and other	(4,000)	—	—	—	—	(4,000)
Net proceeds from sales of assets	—	—	687	—	—	687
Proceeds from the sale of investments	—	—	3,350	—	—	3,350

Receivable from customer for property and equipment purchases	—	—	(96)	—	—	(96)
Net cash provided by (used in) investing activities	(6,510)	461	(27,590)	—	—	(33,639)
Cash flows from financing activities:
Change in book overdrafts	(146)	259	(837)	—	—	(724)
Borrowings from long-term debt	142,500	—	—	—	—	142,500
Repayments of long-term debt	(2,532)	(46,220)	(24,814)	—	—	(73,566)
Borrowings on revolving lines of credit	—	1,500	85,700	—	—	87,200
Repayments on revolving lines of credit	—	(1,500)	(104,100)	—	—	(105,600)
Debt issuance costs	(6,042)	(9,077)	100	—	—	(15,019)
Exercise of stock options	422	—	—	—	—	422
Dividends/distributions	(21,301)	(10,700)	(11,700)	(1,000)	23,400	(21,301)
Transactions with Parent/affiliates	(65,400)	49,948	21,135	882	(6,565)	—
Net cash provided by (used in) financing activities	47,501	(15,790)	(34,516)	(118)	16,835	13,912
Net increase (decrease) in cash and cash equivalents	25,869	(874)	3,029	(3,016)	—	25,008
Cash and cash equivalents, beginning of year	271	880	352	4,272	—	5,775
Cash and cash equivalents, end of year	$26,140	$6	$3,381	$1,256	$—	$30,783